Inventories	9 Months Ended
Sep. 30, 2014
Inventories
Inventories

Note 4.Inventories

Except for its convenience store inventory and its Renewable Identification Numbers (“RINs”) inventory, the Partnership hedges substantially all of its inventory using a variety of instruments, primarily futures contracts. These futures contracts are entered into when inventory is purchased and are either designated as fair value hedges against the inventory on a specific barrel basis for inventories qualifying for fair value hedge accounting or not designated and maintained as economic hedges against certain inventory of the Partnership on a specific barrel basis. Changes in the fair value of these futures contracts, as well as the offsetting gain or loss on the designated hedged inventory item, are recognized in earnings as an increase or decrease in cost of sales. All hedged inventory not designated in a fair value hedge relationship is valued using the lower of cost, as determined by specific identification, or market, as determined at the product level. Prior to sale, hedges are removed from specific barrels of inventory, and the then unhedged inventory is sold and accounted for on a first-in, first-out basis. Convenience store inventory and RIN inventory are carried at the lower of historical cost or market.

Inventories consisted of the following (in thousands):

	September 30,	December 31,
	2014	2013
Distillates: home heating oil, diesel and kerosene	$208,578	$272,760
Gasoline	98,260	96,539
Gasoline blendstocks	64,104	54,076
Renewable identification numbers (RINs)	2,012	3,186
Crude oil	29,884	87,022
Residual oil	40,059	48,793
Propane and other	4,250	3,443
Convenience store inventory	8,562	6,987
Total	$455,709	$572,806

In addition to its own inventory, the Partnership has exchange agreements for petroleum products with unrelated third-party suppliers, whereby it may draw inventory from these other suppliers and suppliers may draw inventory from the Partnership. Positive exchange balances are accounted for as accounts receivable and amounted to $11.7 million and $48.2 million at September 30, 2014 and December 31, 2013, respectively. Negative exchange balances are accounted for as accounts payable and amounted to $24.2 million and $46.7 million at September 30, 2014 and December 31, 2013, respectively. Exchange transactions are valued using current carrying costs and have no income statement impact.